Deferred Income Tax	12 Months Ended
Mar. 31, 2020
Text block [abstract]
Deferred Income Tax
22	DEFERRED INCOME TAX
The changes of net deferred tax assets and liabilities for the fiscal years ended March 31, 2020 and 2019 were as follows:

	For the fiscal year ended March 31,
	2020	2019
	(In millions)
At beginning of period	¥(230,292)	¥(321,493)
Deferred tax benefit (expense)	151,292	(10,623)
Deferred tax relating to other comprehensive income:
Remeasurements of defined benefit plans reserve	27,028	12,407
Financial instruments at fair value through other comprehensive income reserve	96,170	108,090
Exchange differences on translating foreign operations reserve	2,226	474
Acquisition and disposal of subsidiaries and businesses	(6,438)	(16,391)
Exchange differences and others	(3,971)	(2,756)

At end of period	¥36,015	¥(230,292)

The deferred tax assets and liabilities at March 31, 2020 and 2019 were attributable to the following items:

	At March 31,
	2020	2019
	(In millions)
Deferred tax assets:
Loans and advances	¥349,058	¥286,752
Derivative financial instruments	95,917	48,821
Tax losses carried forward	68,678	44,518
Retirement benefits	42,719	10,254
Provision for interest repayment	39,928	37,845
Investment securities	216	754
Other deductible temporary differences	121,580	112,092

Total deferred tax assets	718,096	541,036

Deferred tax liabilities:
Investment securities	477,168	572,369
Goodwill and intangible assets	64,574	71,265
Property, plant and equipment	56,992	57,607
Lease transactions	8,845	10,381
Retirement benefits	3,110	3,224
Other taxable temporary differences	71,392	56,482

Total deferred tax liabilities	682,081	771,328

Net deferred tax assets ( liabilities ) (1)	¥36,015	¥(230,292)

(1)
Deferred tax assets and deferred tax liabilities are offset in the consolidated statements of financial position if the entity has a legally enforceable right to set off current tax assets against current tax liabilities, and the deferred tax assets and the deferred tax liabilities relate to income taxes levied by the same taxation authority on the same taxable entity.

On March 31, 2016, the Government of Japan promulgated (i) an amendment to the Corporation Tax Act and (ii) the Local Tax Act. Those laws (i) reduce the Japanese national corporation tax rate by 0.5 percentage points from the fiscal year beginning April 1, 2016 and additionally reduce by 0.2 percentage points from the fiscal year beginning April 1, 2018, and (ii) reduce the enterprise tax rate by 1.2 percentage points from the fiscal year beginning April 1, 2016. As a result, the effective statutory tax rate of the Company was reduced from 32.3% to 30.9% during the two fiscal years beginning April 1, 2016 through March 31, 2018 and from 30.9% to 30.6% for the fiscal years beginning April 1, 2018. The Group measured deferred tax assets and liabilities at the rates that were expected to apply to the period when the assets are realized or the liabilities are settled.
The Company has adopted the consolidated
corporate-tax
system in Japan.Under the consolidated
corporate-tax
system, the taxable profits or losses on a consolidated basis are calculated by aggregating those of the parent company and its wholly owned domestic subsidiaries (a “tax consolidated group”), and any unused tax losses carried forward, except for certain specified consolidated tax losses carried forward, by one company can be used by another company within the tax consolidated group for Japanese national corporation tax purposes. Therefore, the deferred tax assets relating to deductible temporary differences and tax losses carried forward were recognized on a consolidated basis, but only to the extent that it is probable that future consolidated taxable profits will be available against which the deductible temporary differences and tax losses carried forward can be utilized.
On March 31, 2020, the Government of Japan promulgated an amendment to the Corporation Tax Act, which revised the consolidated corporate-tax
system and shifted to the group aggregation system. Under the group aggregation system, each company in the tax group will individually file its own tax returns while maintaining certain system to aggregate profits and losses within the group company. The amendments are effective for fiscal years beginning on or after April 1, 2022 and there are not expected to have a material impact on the Group’s consolidated financial statements.
The deferred tax assets of the Company and its wholly owned domestic subsidiaries, which adopted the consolidated corporate-tax
system, consisted mainly of those for loans and advances. The deferred tax assets for loans and advances were generally related to the accumulated losses from the impairment of these assets which would be deductible for tax purposes in future periods. The Company and its wholly owned domestic subsidiaries consider that most of the deductible temporary differences will be able to be used based mainly on future taxable profits on a consolidated basis. The future taxable profits are estimated based on forecasted results of operations, which reflect historical financial performance and the business plans that management believes to be prudent and feasible. In the Company’s other subsidiaries, deferred tax assets relating to deductible temporary differences are recognized only to the extent that it is probable that future taxable profit will be available against which the deductible temporary differences can be utilized. No deferred tax assets were recognized in certain subsidiaries of the Company for the deductible temporary differences estimated not to be realized, or for the tax losses carried forward projected to expire due to the uncertainty of sufficient future taxable profit.
The following table shows the amounts of deductible temporary differences and tax losses carried forward by expiration date at March 31, 2020 and 2019 for which no deferred tax assets were recognized.

	At March 31,
	2020	2019
	(In millions)
Deductible temporary differences	¥232,242	¥414,953
Tax losses carried forward which will expire in 1 year	220,969	153,865
2 years	63,570	250,892
3 years	49,388	63,571
4 years	37,702	56,043
5 years	23,082	47,562
6 years	13,120	26,276
7 years	60,027	13,231
8 years	—	60,093
9 years	137,046	—
10 years and thereafter	54,174	146,206

Total deductible temporary differences and tax losses carried forward (1)	¥891,320	¥1,232,692

(1)
Under the consolidated
corporate-tax
system, the Company and its wholly owned domestic subsidiaries recognized deferred tax assets relating to deductible temporary differences and tax losses carried forward on a consolidated basis for Japanese national corporation tax purposes and on a stand-alone basis for Japanese local corporation tax purposes. There are deductible temporary differences and tax losses carried forward on which deferred tax assets are recognized for Japanese national corporation tax purposes, but on which no deferred tax assets are recognized for Japanese local corporation tax purposes. These deductible temporary differences and tax losses carried forward amounted to ¥229,883 million and ¥405,615 million at March 31, 2020 and 2019, respectively.

In addition to the above table, the Group does not recognize deferred tax assets for deductible temporary differences related to investments in subsidiaries, associates and joint ventures where the Company has no intention to reverse these differences in the foreseeable future. The amount of those deductible temporary differences was ¥1.471 billion and ¥810 billion at March 31, 2020 and 2019, respectively.
At March 31, 2020 and 2019, the amount of taxable temporary differences associated with investments in subsidiaries, associates and joint ventures for which deferred tax liabilities had not been recognized was ¥1,777 billion and ¥2,334 billion, respectively. The Company can control the timing of reversal of the temporary differences and it is probable that they will not be reversed in the foreseeable future.
Deferred tax expense for the fiscal years ended March 31, 2020 and 2019 was attributable to the following temporary differences and tax losses carried forward:

	For the fiscal year ended March 31,
	2020	2019
	(In millions)
Loans and advances	¥65,549	¥(7,956)
Derivative financial instruments	47,115	(10,110)
Tax losses carried forward	24,769	21,016
Goodwill and intangible assets	13,552	22,451
Retirement benefits	5,131	5,102
Provision for interest repayment	2,083	1,066
Lease transactions	1,373	278
Investment securities	720	25,226
Property, plant and equipment	556	(28,338)
Other temporary differences—net	(9,556)	(39,358)

Total deferred tax benefit (expense)	¥151,292	¥(10,623)